Dec. 31, 2019
Lazard Retirement Developing Markets Equity Portfolio
Lazard Retirement Developing Markets Equity Portfolio

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Developing Markets Equity Portfolio
Lazard Retirement Emerging Markets Equity Blend Portfolio
Lazard Retirement Global Strategic Equity Portfolio
Lazard Retirement International Equity Concentrated Portfolio

Supplement to Current Prospectus

Lazard Retirement Developing Markets Equity Portfolio

The following replaces the table in “Summary Section—Lazard Retirement Developing Markets Equity Portfolio—Fees and Expenses” in the Prospectus:

	Service	Investor
	Shares	Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	.25%	None
Other Expenses*	.18%	.18%
Total Annual Portfolio Operating Expenses	1.43%	1.18%
Fee Waiver and/or Expense Reimbursement**	.03%	.03%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.40%	1.15%

*	Based on estimated amounts for the current fiscal year.
**	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2021, to the extent Total Annual Portfolio Operating Expenses exceed 1.40% and 1.15% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund's Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

The following replaces the table in “Summary Section—Lazard Retirement Developing Markets Equity Portfolio—Example” in the Prospectus:

	1 Year	3 Years
Service Shares	$143	$449
Investor Shares	$117	$372

Dated: June 26, 2020